Label	Element	Value
LP Investments - Office [Member]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	ifrs-full_ProceedsFromDisposalOfNoncurrentAssetsOrDisposalGroupsClassifiedAsHeldForSaleAndDiscontinuedOperations	$ 73,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	ifrs-full_ProceedsFromDisposalOfNoncurrentAssetsOrDisposalGroupsClassifiedAsHeldForSaleAndDiscontinuedOperations	$ 77,000,000
BPO [Member] | Prime Rate1 [Member]
Disclosure Of Capital Securities Classified As Liabilities [Text Block]	bpy_DisclosureOfCapitalSecuritiesClassifiedAsLiabilitiesTextBlock	95
Expiration Term One [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	$ 0
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	0
Expiration Term Four [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	16.80
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	16.80
Expiration Term Two [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	17.44
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	17.44
Expiration Term Three [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	17.93
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	17.93
Expiration Term Seven [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	19.51
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	19.51
Expiration Term Five [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	20.59
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	20.59
Expiration term Six [Member] | Cash-Settled Share-Based Payment Arrangement [Member]
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	25.18
Weighted average exercise price of share options outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfShareOptionsOutstandingInSharebasedPaymentArrangement2019	$ 25.18
UNITED STATES | Multifamily Sector [Member]
Number Of Real Estate Properties Classified As Held For Sale	bpy_NumberOfRealEstatePropertiesClassifiedAsHeldForSale	7
UNITED STATES | Triple Net Lease [Member]
Number Of Real Estate Properties Classified As Held For Sale	bpy_NumberOfRealEstatePropertiesClassifiedAsHeldForSale	5
Number Of Real Estate Properties Classified As Held For Sale	bpy_NumberOfRealEstatePropertiesClassifiedAsHeldForSale	3
Number Of Real Estate Properties Classified As Held For Sale	bpy_NumberOfRealEstatePropertiesClassifiedAsHeldForSale	5